Intangible assets, Net	12 Months Ended
Dec. 31, 2021
Intangible assets, Net
Intangible assets, Net

8. Intangible assets, net

Intangible assets, net, consist of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Internally developed software	281,346	348,951
Trademark	1,074	1,074
Supplier relationship	15,620	15,620
Customer relationship	—	146,701
Brand	—	12,100
Franchising	—	69,608
Technology	—	23,237
Accumulated amortization	(151,667)	(222,081)

Intangible assets, net	146,373	395,210

Amortization expenses for intangible assets were RMB43,295, RMB52,652 and RMB70,414 for the years ended December 31, 2019, 2020 and 2021, respectively. Estimated amortization expenses of the existing intangible assets for the next five years are RMB103,947, RMB87,833, RMB75,320, RMB28,826 and RMB25,714, respectively.